Accrued Expenses and Other Liabilities - Schedule of Accrued Expenses and Other Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Compensation and benefits	$ 2,109	$ 2,949
External research and development expenses	3,318	3,227
Facility costs	154	373
Professional services	538	115
Property and equipment		314
Other liabilities	1,106	850
Accrued expenses and other liabilities	$ 7,225	$ 7,828